Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ 428	$ 2,765	$ 2,249
Amortization of prior service cost (credit)	(959)	(782)	(588)
Reclassification to income of prior service credit	26	11	0
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	583	641	92
Prior service (cost) credit	45	0	559
Amortization of prior service cost (credit)	(58)	(58)	(10)
Reclassification to income of prior service credit	5	0	0
Total recognized in other comprehensive (income) loss	(8)	(58)	549
Balance at end of year	575	583	641
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	6,812	4,766	3,655
Prior service (cost) credit	383	2,765	1,686
Amortization of prior service cost (credit)	(898)	(719)	(575)
Reclassification to income of prior service credit	(40)	0	0
Total recognized in other comprehensive (income) loss	(555)	2,046	1,111
Balance at end of year	6,257	6,812	4,766
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	(11)	(1)	(1)
Amortization of prior service cost (credit)	(1)	0	0
Total recognized in other comprehensive (income) loss	$ (12)	$ (1)	$ (1)